Offerings - Offering: 1	May 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value EUR 0.04 per share, of LyondellBasell Industries N.V.
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit | $ / shares	71.09
Maximum Aggregate Offering Price	$ 568,720,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 78,540.23
Offering Note
(1) This registration statement on Form S-8 covers (i) 8,000,000 ordinary shares, par value €0.04 per share (“Ordinary Shares”), of LyondellBasell Industries N.V. (the "Registrant") issuable pursuant to the LyondellBasell Industries Long-Term Incentive Plan (the "LTIP") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional Ordinary Shares that become issuable under the LTIP by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low sales prices of the Registrant's Ordinary Shares as reported on the New York Stock Exchange on May 21, 2026.